Warrant derivative liability (Tables)	12 Months Ended
Jun. 30, 2026
Warrant Derivative Liability
Schedule Of Warrant Derivative Liability
	Year Ended June 30
(US dollars in thousands)	2026	2025	2024
Warrant derivative liability	17,140	-	-
Total	17,140	-	-